Interim Consolidated Statements of Comprehensive Income / (Loss) (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Voyage revenues	$ 22,509	$ 23,538
Expenses:
Voyage related costs and commissions	(6,778)	(3,914)
Vessel operating expenses	(9,414)	(9,774)
General and administrative expenses	(2,276)	(1,981)
Management fees, related parties	(532)	(460)
Management fees, other	(697)	(778)
Amortization of special survey costs	(54)	(185)
Depreciation	(4,164)	(4,318)
Bad debt provisions	(231)
Operating income / (loss)	(1,637)	2,128
Other expenses:
Interest and finance costs, net	(2,157)	(2,109)
Total other expenses, net	(2,157)	(2,109)
Net income / (loss)	$ (3,794)	$ 19
Earnings / (loss) per common share, basic and diluted	$ (0.21)	$ 0.00
Weighted average number of common shares, basic and diluted	18,277,893	18,277,893